SCHEDULE OF PROVISION FOR LITIGATION (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Unrealized foreign exchange	$ 294
Unrealized foreign exchange	$ 658